Operations in hydrocarbon consortiums - Summary of joint operations and consortia for the exploration and production of oil and gas (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
25 de Mayo-Medanito S.E. [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
Jaguel de ios machos [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2025
Bajada del Palo Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2053
Bajada del Palo Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2053
Entre Lomas [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
Entre Lomas One [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
Agua AmargaCharco del Palenque [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2034
Agua AmargaJarilla Quemada [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Proportion of ownership interest in joint venture	100.00%	100.00%	100.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2040
Coirn Amargo Sur Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	0.00%	10.00%	10.00%
Oil and gas fileds operator	Shell Argentina S.A.
Oil and gas duration	2053
Coirn Amargo Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	84.62%	84.62%	55.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2036
Acambuco San Pedrito [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta
Proportion of ownership interest in joint venture	1.50%	1.50%	1.50%
Oil and gas fileds operator	Pan American Energy
Oil and gas duration	2036
Acambuco Macueca [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta
Proportion of ownership interest in joint venture	1.50%	1.50%	1.50%
Oil and gas fileds operator	Pan American Energy
Oil and gas duration	2040
Sur Rio Deseado Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Santa Cruz
Proportion of ownership interest in joint venture	0.00%	16.90%	16.90%
Oil and gas fileds operator	Alianza Petrolera Argentina S.A.
Oil and gas duration	2021
Aguila Mora [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	90.00%	90.00%	90.00%
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2054
Aguada Federal [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	50.00%	0.00%	0.00%
Oil and gas fileds operator	Wintershall
Oil and gas duration	2050
Bandurria Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Proportion of ownership interest in joint venture	50.00%	0.00%	0.00%
Oil and gas fileds operator	Wintershall
Oil and gas duration	2050
Area CS-01 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco
Proportion of ownership interest in joint venture	100.00%	50.00%	50.00%
Oil and gas fileds operator	Vista Holding II
Oil and gas duration	2047
Area A-10 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco
Proportion of ownership interest in joint venture	0.00%	50.00%	50.00%
Oil and gas fileds operator	Jaguar
Oil and gas duration	2047
Area TM-01 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Veracruz
Proportion of ownership interest in joint venture	0.00%	50.00%	50.00%
Oil and gas fileds operator	Jaguar
Oil and gas duration	2047